DISAGGREGATED REVENUES BY CUSTOMER TYPE (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues

In thousands	December 31, 2021	December 31, 2020
Food Service Revenue	$1,575	$169
Retail Revenue	1,280	718
Net sales	$2,855	$887

In thousands	Unaudited March 31, 2022	Unaudited March 31, 2021
Food service revenue	$759	$294
Retail revenue	718	45
Net sales	$1,477	$339